PSF PGIM 50 50 Balanced Portfolio Investment Strategy - PSF PGIM 50 50 Balanced Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	The Portfolio invests in a mix of equity and equity-related securities, debt obligations and money market instruments. Under normal market conditions, the Portfolio typically invests approximately 50% of its assets in equity and equity-related securities (with a range of 15% to 75%) and approximately 50% of its assets in debt obligations and money market instruments (with a range of 25% to 85%). The percentage of Portfolio assets in each category is adjusted depending on the Portfolio's expectation regarding the different markets. The Portfolio may invest in foreign securities. The equity portion of the Portfolio is generally managed as an index portfolio, designed to perform similarly to the holdings of the S&P 500 Index. Under normal circumstances, at least 80% of the fixed income portion of the Portfolio may be invested in intermediate and long-term debt obligations that are rated investment grade by the major ratings services, or, if unrated, considered to be of comparable quality, and high-quality money market instruments. Likewise, 20% of the fixed income portion of the Portfolio may be invested in high yield debt securities rated BB+ or lower by S&P Global Ratings or Ba1 or lower by Moody's Investor Service, Inc. or comparably rated by another nationally recognized statistical rating organization at the time they are purchased (commonly known as “junk bonds”). The Portfolio may also invest in instruments that are not rated, but which are deemed to be of comparable quality to the instruments described above. The Portfolio may also invest up to 30% of its total assets in foreign equity and debt securities that are not denominated in the US dollar. Up to 20% of the Portfolio’s total assets may be invested in debt securities that are issued outside the US by foreign or US issuers, provided the securities are denominated in US dollars. For these purposes, the Portfolio does not consider American Depositary Receipts as foreign securities. The Portfolio’s investment in debt securities may include investments in mortgage-related securities and asset-backed securities. Up to 20% of the fixed income portion of the Portfolio may also be invested in collateralized debt obligations, including collateralized loan obligations and other credit-related asset-backed securities.